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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended September 30, 2005

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        November 14, 2005  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            48
                                              --------------

Form 13F Information Table Value Total:         $1,348,730
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
                    TITLE          FAIR          INVESTMENT DISCRETION             OTHER  VOTING AUTHORITY
NAME OF ISSUER       OF  CUSIP     MARKET SHARE          SOLE         SHAREDNONE MANAGERS       SOLE      SHAREDNONE
                    CLASSNUMBER    VALUE  AMOUNT (A)                  (B)   ( C )         (A)             (B)   ( C )
                                   (000's)(00's)
Ampco Pittsburgh    COM  032037103 12279   7937.2SOLE                                     X
Anheuser-Busch Cos  COM  035229103 69195  16076.9SOLE                                     X
Astec Industries IncCOM  046224101 49321  17372.7SOLE                                     X
Astronics Corp      COM  046433108 860     891.38SOLE                                     X
Automatic Data Proc.COM  053015103 23782   5525.6SOLE                                     X
Avery Dennison Corp COM  053611109 53590  10229.0SOLE                                     X
Berkshire Hathaway BCOM  084670207 320       1.17SOLE                                     X
CDI Corp.           COM  125071100 40698  13777.2SOLE                                     X
Central Fund CDA    COM  153501101 7760   13733.6SOLE                                     X
Clark Inc.          COM  181457102 25595  15207.7SOLE                                     X
Corning Inc.        COM  219350105 705      364.5SOLE                                     X
CPI Corp.           COM  125902106 27861  15838.8SOLE                                     X
Dixie Group Inc     COM  255519100 17919  11241.5SOLE                                     X
Dow Jones & Co Inc. COM  260561105 54023  14145.9SOLE                                     X
Eastman Kodak       COM  277461109 11050  4541.58SOLE                                     X
EMS Technologies IncCOM  26873N108 1691   1032.72SOLE                                     X
Evans & Sutherland  COM  299096107 2441   4095.33SOLE                                     X
Graham Corp.        COM  384556106 6440   1712.75SOLE                                     X
Helmerich & Payne   COM  423452101 25874  4284.42SOLE                                     X
Imation Corp.       COM  45245A107 21801  5085.42SOLE                                     X
Japan Sm. Cap. Fund COM  47109U104 21210  12064.6SOLE                                     X
Kaman Corp.         COM  483548103 7206   3523.82SOLE                                     X
Kimberly-Clark Corp COM  494368103 81976  13770.5SOLE                                     X
Layne Christensen   COM  521050104 31586  13412.4SOLE                                     X
Learning Tree       COM  522015106 3323   2517.78SOLE                                     X
Manpower Inc.       COM  56418h100 54452  12266.7SOLE                                     X
Marsh & McLennan    COM  571748102 74434  24492.8SOLE                                     X
Martin Marietta MtrlCOM  573284106 21338  2719.59SOLE                                     X
Maxwell TechnologiesCOM  577767106 31704  22453.2SOLE                                     X
Maytag Corp.        COM  578592107 10900  5969.28SOLE                                     X
Microsoft Corp.     COM  594918104 324     125.95SOLE                                     X
Myers Industries IncCOM  628464109 11623  9985.74SOLE                                     X
Newell Rubbermaid InCOM  651229106 55835  24651.0SOLE                                     X
NS Group Inc.       COM  628916108 24267  6182.71SOLE                                     X
Omnicare Inc        COM  681904108 35353   6287.2SOLE                                     X
Parlex Corp.        COM  701630105 6711   10046.6SOLE                                     X
Pfizer Inc          COM  717081103 53797  21544.6SOLE                                     X
Powell Industries InCOM  739128106 13673  6246.41SOLE                                     X
Readers Digest      COM  755267101 16173  10126.9SOLE                                     X
Robbins & Myers Inc.COM  770196103 23994  10673.5SOLE                                     X
Sonoco Products     COM  835495102 22173  8118.87SOLE                                     X
Spectrum Control    COM  847615101 382        516SOLE                                     X
SPX Corp.           COM  784635104 53310  11601.7SOLE                                     X
Tidewater Inc       COM  886423102 28983  5955.07SOLE                                     X
Transocean Inc.     COM  G90078109 37411  6101.92SOLE                                     X
Trinity Industries ICOM  896522109 3796    937.58SOLE                                     X
W W Grainger Inc    COM  384802104 56957  9052.25SOLE                                     X
Wal-Mart Stores Inc.COM  931142103 112635 25704.0SOLE                                     X